THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F
FILED ON 11/13/01 PURSUANT TO A REQUEST FOR CONFIDENTIAL
TREATMENT AND FOR WHICH THAT REQUEST FOR CONFIDENTIAL TREATMENT
EXPIRED ON 10/1/02.

                      UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C. 20549

                        Form 13F

                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings
                                      entries.
Institutional Investment Manager Filing this Report:

Name:    Capital Guardian Trust Company
Address: 11100 Santa Monica Boulevard
         Los Angeles, CA  90025-3384

Form 13F File Number: 28-96

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David I. Fisher
Title: Chairman
Phone: 310/996-6331

Signature, Place, and Date of Signing:

David I. Fisher*      Los Angeles, California      10/9/02
--------------------  ---------------------------  ----------
[Signature]           [City, State]                [Date]

*By:  /s/ Michael J. Downer
      ------------------------
       Michael J. Downer
       Attorney-in-fact

Signed pursuant to a Power of Attorney dated December 19, 2000 included as an Exhibit to Schedule 13G filed with the Securities and Exchange Commission on February 9, 2001 by Capital Group International, In. with respect to Acclaim Entertainment, Inc.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number       Name

     28-218                     The Capital Group Companies, Inc.
     28-5044                    Capital Group International, Inc.

                       Form 13F SUMMARY PAGE

     Report Summary:


     Number of Other Included Managers:        2

     Form 13F Information Table Entry Total:   13

     Form 13F Information Table Value Total:   $277863
                                               -----------------
                                                (thousands)

      Pursuant to regulation section 240.24b-2, certain confidential material has been filed with the Secretary of the Securities and Exchange Commission for non-public treatment.

     List of Other Included Managers:


     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.   Form 13F File Number      Name

     1     28-218                    The Capital Group Companies, Inc.
     2     28-5044                   Capital Group International, Inc.

CAPITAL GUARDIAN TRUST COMPANY                      FORM 13F INFORMATION TABLE                                      SEP 28, 2001

              COLUMN 1 & COLUMN 2        COLUMN 3  COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7*       COLUMN 8
--------------------------------------   --------- --------- --------------------- ---------- --------- -------------------------
      NAME OF ISSUER/TITLE OF CLASS       CUSIP    VALUE     SHRS OR      SH/ PUT/ INVESTMENT OTHER
   (COMMON UNLESS OTHERWISE INDICATED)             (x$1000)  PRN AMT      PRN CALL DISCRETION MGRS      SOLE     SHARED     NONE
--------------------------------------   --------- --------- --------------------- ---------- --------- -------------------------
AMERICA FIRST MORTGAGE INVESTMENTS INC   023934102 $    7744       875000 SH       DEFINED     1,2   664000                211000
ARBITRON INC                             03875Q108     25187       962800 SH       DEFINED     1,2   752200                210600
BOK FINANCIAL CORP                       05561Q201     37083      1228315 SH       DEFINED     1,2  1037387                190928
CITIZENS BANKING MI                      174420109     27130       845700 SH       DEFINED     1,2   657900                187800
GAIAM INC CL A                           36268Q103      2177       138300 SH       DEFINED     1,2   112400                 25900
HAIN CELESTIAL GROUP INC                 405217100       552        30000 SH       DEFINED     1,2    24800                  5200
J JILL GROUP INC                         466189107      6250       500000 SH       DEFINED     1,2   311000                189000
MONOLITHIC SYSTEM TECHNOLOGY             609842109      4627       530000 SH       DEFINED     1,2   394000                136000
NAVISTAR INTL NEW                        63934E108     86623      3066300 SH       DEFINED     1,2  2456100                610200
RESOURCES CONNECTION INC                 76122Q105     16564       911100 SH       DEFINED     1,2   700100                211000
SOUTHWEST GAS CORP                       844895102     17906       844600 SH       DEFINED     1,2   703900                140700
WILSON GREATBATCH TECH                   972232102     39113      1334900 SH       DEFINED     1,2  1052300                282600
WRIGHT MEDICAL GROUP                     98235T107      6908       407800 SH       DEFINED     1,2   311700                 96100

                                                -----------------
                                         GRAND  $     277863


*  INVESTMENT DISCRETION IS DISCLAIMED BY THE CAPITAL GROUP COMPANIES, INC FOR ALL PURPOSES OTHER THAN FORM 13F